Defined Benefit Liabilities (Assets) - Changes in Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Current service cost	₩ 134,847	₩ 186,395
Interest cost	(338)	4,067
Remeasurement
Spin-off		(2,281,910)
Retirement benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	1,035,016	1,278,550
Current service cost	134,847	186,395
Interest cost	32,572	28,617
Remeasurement
- Demographic assumption	(28,222)	(794)
- Financial assumption	(84,532)	(29,399)
- Adjustment based on experience	2,369	5,773
Business combinations	29,357
Benefit paid	(79,117)	(114,897)
Spin-off	0	(318,476)
Others	(3,970)	(753)
Ending balance	₩ 1,038,320	₩ 1,035,016